DEBT AND OTHER OBLIGATIONS - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Subordinated funding obligations	$ 3.9	$ 3.9	$ 3.9
Non-recourse funding obligations, other obligations, and repurchase agreements	11.0	133.2	175.8
Total interest expense	$ 14.9	$ 137.1	$ 179.7